Expenses By Nature (Tables)	12 Months Ended
Dec. 31, 2025
Expenses By Nature [Abstract]
Schedule of Exploration and Evaluation Expense

Exploration and evaluation expense is made up of the following:

	For the year ended December 31, 2025	For the year ended December 31, 2024
	$	$
Drilling services	11,296,862	6,263,964
Option payments and fees (i)	6,010,405	2,281,550
Salaries and benefits	3,295,845	2,449,153
Field costs, surveys and other	2,638,594	1,726,830
Consulting and professional fees	1,402,587	914,448
Studies and technical evaluations	1,138,494	–
Assaying	2,189,710	1,757,368
Transportation and meals	1,743,550	1,125,148
Communities	1,261,205	587,234
Security	603,480	328,931
Geophysics	197,824	334,764
Depreciation and amortization	711,612	295,475
	32,490,168	18,064,865

i.	For the year ended December 31, 2025, the Company recognized option payments of $4,709,252 (year ended December 31, 2024 - $1,956,316).

Schedule of General and Administration Expense

General and administration expense is made up of the following:

	For the year ended December 31, 2025	For the year ended December 31, 2024
	$	$
Salaries and benefits	2,981,326	1,885,728
Share-based compensation	2,785,614	1,167,109
Consulting and professional fees	1,515,946	798,818
Travel and entertainment	608,196	442,747
Insurance	450,252	173,729
Office administration	384,534	265,786
Regulatory and compliance fees	353,919	582,199
Investor relations	222,926	343,722
Directors’ fees and expenses	116,077	64,042
Depreciation and amortization	97,498	44,382
	9,516,288	5,768,262

Schedule of Finance Costs

Finance costs is made up of the following:

	For the year ended December 31, 2025	For the year ended December 31, 2024
	$	$
Finance issue expense (i)	–	65,849
Interest accretion expense (ii)	702,605	50,126
Other finance expenses	170,943	73,856
	873,548	189,831

i.	Represents the portion of the March 2024 Offering financing costs allocated to the Subscription Warrants.

ii.	Interest accretion expense or amortization of the discount is in respect of the lease liability and other long-term liabilities (See Note 13 and Note 14).